POST-EMPLOYMENT OBLIGATIONS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	R$ 5,692	R$ 6,205	R$ 6,843	R$ 6,709
Expense recognized in Statement of income		670	501	491
Contributions paid		(482)	(422)	(367)
Actuarial losses (gains)	672	(696)	(302)	10
Past service cost		(4)	(415)
Net liabilities, Ending balance		5,692	6,205	6,843
Net liabilities, Ending balance		5,692	6,205	6,843
Current liabilities		388	347
Non-currentliabilities		5,304	5,858
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	2,318	2,670	2,909	2,972
Expense recognized in Statement of income		285	200	206
Contributions paid		(272)	(236)	(211)
Actuarial losses (gains)		(361)	(203)	(58)
Past service cost		(4)
Net liabilities, Ending balance		2,318	2,670	2,909
Net liabilities, Ending balance		2,318	2,670	2,909
Health plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	3,314	3,469	3,319	3,102
Expense recognized in Statement of income		378	253	236
Contributions paid		(206)	(173)	(143)
Actuarial losses (gains)	393	(327)	70	124
Net liabilities, Ending balance		3,314	3,469	3,319
Net liabilities, Ending balance		3,314	3,469	3,319
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	61	66	64	61
Expense recognized in Statement of income		7	6	5
Contributions paid		(4)	(3)	(3)
Actuarial losses (gains)	R$ 7	(8)	(1)	1
Net liabilities, Ending balance		61	66	64
Net liabilities, Ending balance		R$ 61	66	64
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance			551	574
Expense recognized in Statement of income			42	44
Contributions paid			(10)	(10)
Actuarial losses (gains)			(168)	(57)
Past service cost			R$ (415)
Net liabilities, Ending balance				551
Net liabilities, Ending balance				R$ 551